Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)	Mar. 31, 2022 SGD ($)
Cash flows from operating activities
Net income	$ 3,355,409	$ 2,490,100	$ 3,926,821	$ 2,077,008
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property, plant and equipment	536,013	397,783	540,105	530,927
Amortization of right-of-use assets	986,420	732,037	667,660	553,724
Operating lease modifications	(7,025)	(5,213)	(53,991)
Property, plant and equipment write-off			3,534
Bad debts write-off			2,563
Loss/ (Gain) on disposal of property, plant and equipment	(5,000)	(3,711)	(386)	3,723
Allowance for inventories write-down	56,415	41,866	256,919	157,322
Provision for allowance for expected credit losses – third parties	68,436	50,787	214,169	319,912
Fair value change in financial instrument	(9,502)	(7,052)	(1,542)	(5,758)
Changes in operating assets and liabilities
Accounts receivable, net	(899,646)	(667,641)	(1,745,800)	(1,845,394)
Other receivables	35,705	26,497	(53,357)	118,433
Advances to related parties			32,290	(196,585)
Inventories	(524,506)	(389,244)	(418,177)	(658,436)
Accounts payable	(229,789)	(170,530)	594,653	915,247
Other payables	1,602,687	1,189,378	(234,690)	(55,905)
Finance lease liabilities – interest portion of lease payment	(80,461)	(59,711)	(41,225)	(34,919)
Operating lease liabilities	(816,855)	(606,200)	(636,239)	(538,980)
Income tax payable	131,736	97,765	553,929	(16,642)
Net cash provided by operating activities	4,200,037	3,116,911	3,607,236	1,323,677
Cash flows from investing activities:
Purchases of property, plant and equipment	(235,355)	(174,660)	(13,551)	(189,754)
Proceeds from disposal of property, plant and equipment	5,000	3,711	386	1,093
Net cash used in investing activities	(230,355)	(170,949)	(13,165)	(188,661)
Cash flows from financing activities:
Advances from / (Repayment to) shareholders, net	(186,950)	(138,738)	161,127	503,944
Dividends paid	(2,000,000)	(1,484,230)	(1,150,000)	(950,000)
Deferred IPO expenses	(543,076)	(403,025)
Repayments of bank loans	(126,628)	(93,973)	(1,140,400)	(390,086)
Payments for finance lease liabilities – principal portion	(76,991)	(57,137)	(173,950)	(167,400)
Net cash used in financing activities	(2,933,645)	(2,177,103)	(2,303,223)	(1,003,542)
Net changes in cash and cash equivalents	1,036,037	768,859	1,290,848	131,474
Cash and cash equivalents at beginning of the year	2,432,557	1,805,237	1,141,709	1,010,235
Cash and cash equivalents at end of the year	3,468,594	2,574,096	2,432,557	1,141,709
Supplement disclosures of cash flow information
Income taxes paid	(660,471)	(492,631)	(316,396)	(455,656)
Interest paid	$ (214,462)	$ (159,155)	$ (142,496)	$ (119,180)